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APPENDIX 1

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

OMB APPROVAL
OMB Number:   3235-0456
Expires:   August 31, 2000
Estimated average burden
hours per response . . . . . . . 1

1.  Name and address of issuer:
The TIP Funds
One Freedom Valley Drive
Oaks, PA 19456


2. The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series
      or classes):	[  ]
Clover Small Cap Value Fund
Clover Fixed Income Fund
Clover Equity Value Fund
Clover Max Cap Fund
Turner Growth Equity Fund
Turner Small Cap Growth Fund
Turner Mid Cap Growth Fund
Turner Ultra Cap Fund
Penn Capital Select Financial Services Fund
TIP Target Select Equity Fund


3. Investment Company Act File Number:  811- 7527

    Securities Act File Number:  333-00641

4(a). Last day of fiscal year for which this Form is filed:
September 30, 1998








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4(b).  Check box if this Form is being filed late (i.e., more than
          90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)
			[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.
			[  ]

5. Calculation of registration fee:

 (i)     Aggregate sale price of securities sold during the fiscal
              year pursuant to section 24(f):  $ 250,943,258.74
 (ii)    Aggregate price of securities redeemed or repurchased
              during the fiscal year:  $ 175,281,351.32
(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to
	reduce registration fees payable to the commission:
	$ 0
(iv)    Total available redemption credits
	[add Items 5(ii) and 5(iii)]:  $ 175,281,351.32
(v)    Net Sales - if Item 5(i) is greater than Item 5(iv)
 	[subtract Item 5(iv) from Item 5(i)]   $  75,661,907.42
(vi)  Redemption credits available for use in future years
       __if Item 5(i) is less than Item 5 (iv) [subtract Item
       5(iv) from Item 5(i)]:   $0
(vii)  Multiplier for determining registration fee
	(See Instruction C.9):  x .000278
(viii)  Registration fee due [multiply item 5(v) by
	Item 5(vii)]  (enter "0" if no fee is due):
	 + $ 21,034.01

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
     Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
     (number of shares or other units) deducted here: _____0_____.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __0___.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

	+ $_________


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8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

	=   $ 21,034.01


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ x ] Wire Transfer
[  ] Mail or other means



SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/ Robert DellaCroce

	 Robert DellaCroce, Controller, Chief Financial Officer

        Date:  December 24, 1998